GENERAL (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock holder equity, total	$ 166,173	$ (2,357,537)	$ (1,721,712)	$ (7,238,572)	$ (646,909)	$ (507,830)	$ (2,394,791)	$ (2,238,447)	$ (5,252,478)
Working capital deficit	4,000,686		4,274,383
Retained earnings (Accumulated Deficit)	18,763,939		17,423,930	17,651,482
Goodwill	747,976		747,976	747,976
Stockholders' Equity Attributable to Parent	(166,173)		1,702,653	7,238,572
Net Cash Provided by (Used in) Operating Activities	$ 1,929,678	$ 1,964,231	$ 2,552,547	$ 1,430,395